Business combinations	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
4	Business Combinations

Acquisitions in 2017

ACTech

The Group has signed a share and purchase agreement on October 4, 2017 to acquire all of the shares and voting interest of ACTech Holding Gmbh, an entity incorporated in Germany, and its subsidiaries ACTech Gmbh and ACTech North America Inc. (together referred to as “ACTech Group”) for a total purchase consideration in cash of K€27,370 (net of indemnification asset).

The German-based ACTech Group is specialist in producing limited runs of highly complex cast metal parts in a short timeframe. ACTech Group will be part of the Manufacturing segment.

The provisional fair values of the identifiable assets and liabilities at the date of acquisition were:

in 000€	Carrying value at acquisition date	Provisional fair value adjust- ments	Provisional fair value at acquisi- tion date
Assets
Technology	−	515	515
Customer relations	−	17,305	17,305
Other intangible assets	6,330	(5,333)	997
Property, plant & equipment	19,986	−	19,986
Deferred tax assets	503	−	503
Other non-current financial assets	56	−	56
Inventory	2,788	−	2,788
Trade receivables	5,176	−	5,176
Cash & cash equivalents	2,245	−	2,245
Other assets	542	−	542
Total Assets	37,626	12,487	50,113
Liabilities
Deferred tax liabilities	(47)	(5,970)	(6,017)
Deferred income	(1,298)	−	(1,298)
Loans & borrowings	(11,308)	−	(11,308)
Trade payables	(777)	−	(777)
Tax payables	(3,664)	(323)	(3,987)
Other liabilities	(9,063)	−	(9,063)
Total Liabilities	(26,157)	(6,293)	(32,450)
Total identified assets and liabilities	11,469	6,194	17,663
Goodwill	−	−	9,707
Acquisition price paid in cash	−	−	27,370

The cash flow from the business combination is as follows:

Cash & cash equivalents acquired	−	−	(2,245)
Indemnification assets	77	−	(2,048)
Acquisition price	−	−	29,418
Total cash flow	−	−	27,173

The provisional accounting for the business combination resulted in fair values of K€17,305 for customer relationships, K€515 for patented technology, K€837 for order backlog, and K€2,048 for tax contingencies subject to an indemnification asset. The deferred tax liabilities comprise the tax effect of the fair value adjustment for the customer relationships, technology and order backlog. The fair value of the receivables is K€5,176 which equals the gross contractual amounts receivable. Fair value analysis with respect to property, plant and equipment was not yet finalized upon reporting date.

The purchase price paid at the acquisition date amounted to K€29,418. The share and purchase agreement foresees that the Sellers will indemnify the Group for certain tax payables and contingencies that may occur in the period between 2018 and 2021. A amount of K€3,788 has been paid in an escrow account which can be applied against the indemnification asset. The Group has estimated that the fair value of the indemnification asset is K€2,048 which has been applied against the acquisition price. The indemnification asset will be paid out of the escrow account when the related tax payables and contingencies are paid.

There are no contingent considerations payable.

The goodwill recognized is primarily attributable to the trained and knowledgable workforce and to the expected synergies that will be realized at level of software platforms, manufacturing and existing customer base. The goodwill is not deductible for income tax purposes.

The total acquisition-related costs recognized as an expense in the general & administration costs are K€609.

The contribution of the acquired business to the revenue and net profit of the Group for the year ended December 31, 2017 were respectively K€9,965 and K€275. The pro forma revenue and the pro forma net profit of the acquired business would have been K€37,096 and K€2,060, respectively, if the business would have been acquired on January 1, 2017.

Acquisitions in 2016

The Group has not completed any Business Combinations during the year 2016.

Acquisitions in 2015

Aldema

The Group signed a sale and purchase agreement on February 26, 2015 to acquire all of the shares and voting interests of Aldema BVBA, an entity incorporated in Belgium, for a total purchase consideration in cash of K€76. Aldema BVBA had developed expertise in metal 3D printing and is integrated in the Materialise Manufacturing segment.

The fair values of the identifiable assets and liabilities at the date of acquisition were:

in thousands of euro	Fair value at acquisition date
Assets
PP&E	306
Inventory	17
Trade receivables	22
345
Liabilities
Financial debts	(295)
Trade payables	(34)
Other liabilities	(117)
(446)
Total identified assets and liabilities	(101)
Goodwill	177
Acquisition price paid in cash	76
Cash flow from business combination
Cash & cash equivalents acquired	—
Acquisition price	(76)
Total cash flow	(76)

The carrying value of the acquired assets and liabilities equaled its fair value. As such, the amount of excess paid was fully accounted for as goodwill.

The contribution of the acquired business to the revenue and net loss was respectively K€4 and K€ (105) as of December 31, 2015. The revenue and the net loss of the acquired business as if it would have been acquired at January 1, 2015 is not materially different.

The goodwill recognized is primarily attributable to the expected synergies and the accelerated go-to-market time for the products developed with the acquired technology. The goodwill is not deductible for income tax purposes.

Changes in the measurement of the contingent consideration for previous acquisitions

Cenat

The Group signed a sale and purchase agreement on March 10, 2015 to acquire all of the shares and voting interests of Cenat BVBA for a consideration in cash of K€1,547 and a contingent consideration related to certain targets set over the coming years between K€0 and K€2,250 . The fair value of this contingent consideration was estimated at time of time of final accounting (December 31, 2015) at K€1,310.

Based on the historical results and the forecasted financial information for the period 2018 to 2019 the Group has re-estimated the fair value of the contingent consideration at December 31, 2016 to K€905, and maintained this estimate per December 31, 2017. Of this fair value estimate, an amount of K€257 is already payable to the former shareholders within one year (we refer to Notes 16 and 19).

The undiscounted earn-out scenarios range from K€610 to K€1,507 . The probabilities for each scenario range from 0 % to 40 % whereby a cumulative probability of at least 50 %is allocated to the scenarios with a undiscounted consideration between K€ 610 and K€ 641.

in 000€	Carrying value at acquisition date	Fair value adjust- ments	Fair value at acquisi- tion date
Assets
Technology	3	1,671	1,674
PP&E	34	−	34
Inventory	39	−	39
Trade receivables	2	−	2
Other current assets	32	−	32
Cash	4	−	4
	114	1,671	1,785
Liabilities
Financial debts	(8)	−	(8)
Deferred tax liabilities	−	(568)	(568)
Trade payables	(22)	−	(22)
Other liabilities	(39)	−	(39)
	(69)	(568)	(637)
Total identified assets and liabilities	45	1,103	1,148
Goodwill	−	−	1,709
Acquisition price	−	−	2,857
Cash flow from business combination
Cash & cash equivalents acquired	−	−	4
Consideration paid in cash	−	−	(1,547)
Total cash flow	−	−	(1,543)